LOANS PAYABLE (Details Narrative) - December 31, 2025 [Member]	12 Months Ended
Dec. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Repayment of loan	$ 40,000
Borrowing interest rate	5.00%